Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total external revenue		$ 1,490,338	$ 1,485,694	$ 1,422,445
Interest revenue		5,799	1,319	4,044
Intersegment revenue	[1]	0	0	0
Revenue		1,496,137	1,487,013	1,426,489
Adjusted EBITDA		409,951	443,898	425,769
Merchant Solutions
Segment Reporting Information [Line Items]
Total external revenue		809,751	736,969	716,777
Interest revenue		221	19	106
Intersegment revenue	[1]	7,381	8,356	3,099
Revenue		817,353	745,344	719,982
Adjusted EBITDA		200,304	186,878	203,626
Digital Wallet
Segment Reporting Information [Line Items]
Total external revenue		680,587	748,725	705,668
Interest revenue		5,578	1,300	3,938
Intersegment revenue	[1]	0	0	0
Revenue		686,165	750,025	709,606
Adjusted EBITDA		289,413	332,090	294,751
Corporate Segment
Segment Reporting Information [Line Items]
Total external revenue		0	0	0
Interest revenue		0	0	0
Intersegment revenue	[1]	0	0	0
Revenue	[2]	0	0	0
Adjusted EBITDA	[2]	(79,766)	(75,070)	(72,608)
Intersegment
Segment Reporting Information [Line Items]
Total external revenue		0	0	0
Interest revenue		0	0	0
Intersegment revenue	[1]	(7,381)	(8,356)	(3,099)
Revenue		(7,381)	(8,356)	(3,099)
Adjusted EBITDA		$ 0	$ 0	$ 0

[1]	Intersegment revenue and related eliminations are primarily for processing of credit card transactions and deposits between segments.
[2]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.